MEZZANINE AND STOCKHOLDER'S EQUITY (Details) - USD ($) $ in Billions				12 Months Ended
	Dec. 19, 2023	Jun. 15, 2023	Dec. 21, 2022	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)				530,391,043	530,391,043
Dividends declared and payable on preferred stock				$ 1.5
Dividend accrual, percentage	8.17%	9.38%	8.41%
Dividend accrual, variable rate for each dividend re-set period	4.36%	5.467%	4.74%
Series G
Related Party Transaction [Line Items]
Temporary equity, issued (in shares)	500,000
Series F
Related Party Transaction [Line Items]
Temporary equity, issued (in shares)		1,000,000
Series E
Related Party Transaction [Line Items]
Temporary equity, issued (in shares)			500,000